Summary of significant accounting policies and recent accounting pronouncements - Narrative (Detail)		1 Months Ended	3 Months Ended									9 Months Ended			12 Months Ended				15 Months Ended
	Feb. 03, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jan. 31, 2015	Dec. 31, 2017 shares	Jan. 01, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | Segment															2
Revenue recognition, refund period														21 days					30 days
Sale discounts			$ 2,000		$ 82,000							$ 19,000	$ 202,000		$ 278,000	$ 135,000	$ 0
Advertising expenses			20,000		1,158,000							792,000	3,073,000		3,566,000	2,936,000	0
Cost of product revenue			$ 91,937	$ 133,343	148,756	$ 145,325	$ 79,106	$ 133,706	$ 221,090	$ 110,931	$ 197,020	$ 355,816	373,187		$ 506,530	662,747
Common stock, shares issued | shares															0
IPO proceeds, net of issuance costs	$ 79,900,000	$ 79,900,000													$ 0	$ 0	$ 80,435,430
Common stock, number of shares issued from conversion of preferred stock, shares | shares	6,971,108
Common stock, shares authorized | shares			100,000,000	100,000,000				100,000,000				100,000,000			100,000,000	100,000,000	100,000,000		100,000,000
IPO issuance costs	$ 1,848,737
IPO underwriting discounts and commissions	$ 6,150,134
Reverse stock split conversion ratio																		0.2335
Accounting Policies [Abstract]
Advertising expense			$ 20,000		1,158,000							$ 792,000	3,073,000		$ 3,566,000	$ 2,936,000	$ 0
IPO
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, shares issued | shares	5,491,191	5,491,191
Common stock, price per share (in usd per share) | $ / shares	$ 16.00	$ 16.00
Over-Allotment Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, shares issued | shares	91,191	91,191
United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | Segment															1
Accumulated Deficit | Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to retained earnings due to new accounting principle																				$ 2,000
U.S. Federal and State
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating loss carryforwards that will increase additional paid in capital if used to reduce income taxes payable							$ 42,000
Shipping and Handling
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of product revenue			$ 27,000		$ 64,000							$ 81,000	$ 145,000		$ 261,000	$ 170,000	$ 0